                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        Coordinating Investment Fiduciary of Raytheon Company Employee
             Benefit Plans
Address:     870 Winter Street
             Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Paula J. Sasso
Title:       Senior Manager, Pension Operations & Compliance
Phone:       781-522-5168

Signature, Place, and Date of Signing:

       /s/ Paula J. Sasso         Waltham, MA           October 27, 2011
       ------------------   ------------------------    ----------------
          [Signature]            [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $2,220,149
                                         (thousands)

List of Other Included Managers:         NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------                          -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                              VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)      PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
--------------                    -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF            78464A680 $      15,202   331,567 SH          SOLE      NONE               X
CONSUMER STAPLES SELECT SECTOR    ETF            81369Y308 $       7,519   257,267 SH          SOLE      NONE               X
UTILITIES SELECT SECTOR SPDR F    ETF            81369Y886 $       7,471   227,316 SH          SOLE      NONE               X
DREYFUS CASH MGMT FUND            ETF            996085254 $          --         - SH          SOLE      NONE               X
ISHARES BARCLAYS TIPS BOND FUND   ETF            464287176 $       9,918    86,206 SH          SOLE      NONE               X
ISHARES BARCLAYS AGGREGATE BON    ETF            464287226 $     102,875   932,346 SH          SOLE      NONE               X
ISHARES IBOXX $ HIGH YIELD CORE   ETF            464288513 $       8,595   105,721 SH          SOLE      NONE               X
ISHARES IBOXX INVESTMENT GRADE    ETF            464287242 $      67,193   599,410 SH          SOLE      NONE               X
SPDR DOW JONES INDUSTRIAL         ETF            78467X109 $     334,647 3,146,956 SH          SOLE      NONE               X
ISHARES DOW JONES SELECT DIVID    ETF            464287168 $      78,359 1,666,159 SH          SOLE      NONE               X
ISHARES MSCI EAFE INDEX FUND      ETF            464287465 $      43,535   935,849 SH          SOLE      NONE               X
ISHARES MSCI SINGAPORE INDEX F    ETF            464286673 $      11,819 1,107,764 SH          SOLE      NONE               X
ISHARES MSCI UNITED KINGDON IN    ETF            464286699 $       4,598   317,598 SH          SOLE      NONE               X
ISHARES S&P MIDCAP 400 GROWTH     ETF            464287606 $      17,672   206,963 SH          SOLE      NONE               X
ISHARES RUSSELL 1000 INDEX FUN    ETF            464287622 $      92,061 1,518,413 SH          SOLE      NONE               X
ISHARES RUSSELL 1000 GROWTH IN    ETF            464287614 $      54,768 1,073,470 SH          SOLE      NONE               X
ISHARES RUSSELL MIDCAP INDEX FUND ETF            464287499 $      86,151 1,017,256 SH          SOLE      NONE               X
ISHARES RUSSELL 3000 INDEX FUND   ETF            464287689 $       8,487   131,734 SH          SOLE      NONE               X
ISHARES DOW JONES US REAL ESTA    ETF            464287739 $      52,120 1,081,563 SH          SOLE      NONE               X
ISHARES DOW JONES US TELECOMMU    ETF            464287713 $      13,446   685,000 SH          SOLE      NONE               X
SPDR S&P MIDCAP 400 ETF TRUST     ETF            78467Y107 $     168,811 1,246,850 SH          SOLE      NONE               X
MARKET VECTORS - AGRIBUSINESS     ETF            57060U605 $      20,304   494,029 SH          SOLE      NONE               X
OIL SERVICES HOLDERS TRUST        ETF            678002106 $       7,210    72,500 SH          SOLE      NONE               X
SPDR DOW JONES INTERNATIONAL R    ETF            78463X863 $      11,263   358,255 SH          SOLE      NONE               X
SPDR S&P 500 ETF TRUST            ETF            78462F103 $     779,709 7,092,778 SH          SOLE      NONE               X
VANGUARD MSCI EAFE EFT            ETF            921943858 $      15,465   526,745 SH          SOLE      NONE               X
VANGUARD MSCI EUROPEAN ETF        ETF            922042874 $      12,711   322,391 SH          SOLE      NONE               X
VANGUARD TOTAL STOCK MARKET ET    ETF            922908769 $      17,710   317,450 SH          SOLE      NONE               X
VANGUARD MSCI EMERGING MARKETS    ETF            922042858 $      14,749   419,025 SH          SOLE      NONE               X
ENERGY SELECT SECTOR SPDR FUND    ETF            81369Y506 $      56,324   996,019 SH          SOLE      NONE               X
INDUSTRIAL SELECT SECTOR SPDR     ETF            81369Y704 $      53,664 1,891,604 SH          SOLE      NONE               X
CONSUMER STAPLES SELECT SECTOR    ETF            81369Y308 $      45,793 1,566,667 SH          SOLE      NONE               X
                                                           $2,220,149.00

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